Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies
Commitments and Contingencies

Note 12 - Commitments and Contingencies

Operating leases

On November 13, 2020, Luishui Smart leased factory facilities and office space from Tantech Energy under operating leases for five years from November 13, 2020 to November 12 2025 with annual rent of approximately $26,700 (RMB180,000).

Shangchi Automobile leased certain factory facilities under operating leases through August 9, 2022. The annual rent under operating lease agreement was approximately $149,000 (RMB1 million). On August 10, 2022, Shangchi Automobile renewed the operating lease agreement with the landlord to January 31, 2023, with annual rent of approximately $71,000 (RMB476,712).

Shenzhen Yimao signed operating lease agreement for office space for one year from November 23, 2020 to November 22, 2021 with annual rent of approximately $6,600 (RMB44,352). On January 17, 2022, the lease agreement was renewed for another year until January 16, 2023with annual rent of approximately $68,600 (RMB44,352), this agreement was terminated on January 16, 2023

On October 15, 2021, Jiamu signed a new operating lease agreement for office space for one year from October 20, 2021 to October 19, 2024 with annual rent of approximately $88,000 (RMB594,895). the lease agreement was terminated on November 4, 2022

Tantech Charcoal leased factory facilities and office space from Tantech Energy under operating leases for ten years from January 1, 2022 to December 31, 2031 with annual rent of approximately $184,000 (RMB1,238,784).

On April 18, 2022, Tantech signed a new operating lease agreement for office space for one year from April 18, 2022 to April 30, 2023, with annual rent of $76,680.

The rental expense for the years ended December 31, 2022 2021 and 2020 were $420,235, $427,493 and $299,562, respectively.

Contingencies

On March 23, 2021, Mr. Hengwei Chen filed a lawsuit against Shangchi Automobile and the Company for a debt dispute of approximately $1.6 million (RMB11.35 million). Mr. Chen was the former general manager of Shangchi Automobile before the Company acquired Shangchi Automobile in 2017. On December 15, 2021, the Court ordered Shangchi Automobile to pay Mr. Hengwei Chen approximately $1.3 million (RMB8.95 million). The Company filed an appeal on January 4, 2022, but the Court made the final judgement to maintain the original ruling on June 29, 2022. The Company recorded the disputed amount and further accrued interest of $0.6 million (RMB4.3 million) in the accrued liabilities based on the best estimate of the management as of December 31, 2022. On September 7, 2022, the Court issued an order to freeze the disputed amount of total $1.3 million (RMB8.7 million) in the Company’s certain bank accounts to enforce the execution. As of the date of this filing, the Company has paid $23,760 (RMB163,862)